Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands
Cost
Computers, manufacturing, peripheral
equipment	172,342	157,528
Office furniture and equipment	3,214	2,754
Leasehold improvements	2,582	1,949

	178,138	162,231
Accumulated depreciation
Computers, manufacturing, peripheral equipment	137,658	128,206
Office furniture and equipment	2,081	1,942
Leasehold improvements	1,635	1,424

	141,374	131,572

Depreciated cost	36,764	30,659